Shareholders' equity (Details) ¥ in Thousands, $ in Thousands							1 Months Ended	12 Months Ended
	Jul. 28, 2016 USD ($)	Jul. 30, 2015 USD ($)	Jul. 30, 2014 USD ($)	Jul. 24, 2013 USD ($)	Aug. 03, 2011	Sep. 15, 2010 USD ($)	Nov. 30, 2012 shares	Mar. 31, 2016 USD ($) shares	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥) shares	Mar. 31, 2014 CNY (¥) shares	Mar. 31, 2013 CNY (¥) shares	Mar. 31, 2016 CNY (¥) shares	Jul. 31, 2012 USD ($)	Mar. 31, 2012 shares
Shareholders' equity
Ordinary shares, shares outstanding								73,003,248		73,003,248	73,003,248		73,003,248		73,140,147
Purchase of Treasury Stock, shares												7,450,914
Purchase of Treasury Stock | ¥												¥ 131,302
Sale of treasury shares, shares							7,314,015					7,314,015
Treasury stock, shares								136,899		136,899		136,899	136,899
Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou required to transfer net income, percentage								10.00%	10.00%
The percentage of their respective registered capital that the statutory surplus reserve must reach before Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou are not required to transfer their net income								50.00%	50.00%
The percentage of registered capital that must be retained in the statutory surplus reserve balance after conversion into issued capital								25.00%	25.00%
Transfers made to the statutory surplus reserve by Beijing Jiachenhong and Guangzhou Nuoya								$ 2,550	¥ 16,443	¥ 8,471	¥ 22,858
Accumulated statutory surplus reserve								$ 19,518		¥ 109,408			¥ 125,851
Share repurchase program, amount | $	$ 20,000	$ 20,000	$ 20,000	$ 20,000		$ 15,000								$ 20,000
Share repurchase program, period	12 months	12 months	12 months	12 months
Share repurchase program, original period						1 year
Share repurchase program, refreshment period					12 months